Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

April 30, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	ActiveShares® ETF Trust

(Filing relates to ClearBridge Focus Value ETF (the “Fund”))

(File Nos. 333-234497 and 811-23487)

Ladies and Gentlemen:

On behalf of ActiveShares® ETF Trust (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in the final form of the Prospectus relating to the Fund filed under Rule 497(e) with the Securities and Exchange Commission on April 16, 2020.

Please call the undersigned at (202) 373-6599 with any comments or questions relating to the filing.

Sincerely,

/s/ Mana Behbin

Mana Behbin